UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Address of principal executive offices) (Zip code)

Robert C. Holderith

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant's telephone number, including area code:	1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGShares Beyond BRICs ETF

December 31, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.7%
Chile - 4.1%
Banco de Chile	1,031,517	$149,785
Banco Santander Chile	1,687,736	97,837
Cencosud SA	30,545	110,007
Empresa Nacional de Electricidad SA	91,026	135,516
Empresas Copec SA	10,357	138,757
Enersis SA	538,363	161,473
S.A.C.I. Falabella	13,055	117,096

Total Chile		910,471
Colombia - 1.2%
Ecopetrol SA	134,270	257,142
Czech Republic - 0.5%
CEZ AS	4,293	111,730
Indonesia - 6.2%
PT Astra International Tbk	536,117	299,556
PT Bank Central Asia Tbk	334,807	264,104
PT Bank Mandiri Persero Tbk	242,044	156,125
PT Bank Rakyat Indonesia Persero Tbk	279,051	166,238
PT Perusahaan Gas Negara Persero Tbk	300,168	110,374
PT Semen Indonesia Persero Tbk	81,309	94,538
PT Telekomunikasi Indonesia Persero Tbk	1,333,414	235,566
PT Unilever Indonesia Tbk	31,595	67,500

Total Indonesia		1,394,001
Kenya - 2.1%
East African Breweries, Ltd.	73,123	245,720
Safaricom, Ltd.	1,827,646	229,779

Total Kenya		475,499
Malaysia - 11.5%
Axiata Group Bhd	122,300	257,631
CIMB Group Holdings Bhd	140,100	325,923
DiGi.Com Bhd	113,600	172,021
Genting Bhd	59,000	184,808
IHH Healthcare Bhd*	49,800	58,687
IOI Corp. Bhd	92,500	133,010
IOI Properties Group Sdn Bhd*	30,833	31,064
Malayan Banking Bhd	116,700	354,144
Maxis Bhd	78,100	173,344
Petronas Chemicals Group Bhd	82,500	174,294
Petronas Gas Bhd	21,600	160,112
Public Bank Bhd	28,800	170,575
Sime Darby Bhd	85,400	248,209
Tenaga Nasional Bhd	36,700	127,506

Total Malaysia		2,571,328
Mexico - 14.8%
Alfa, SAB de CV Class A	77,810	217,559
America Movil SAB de CV Series L	579,428	673,344
Arca Continental, SAB de CV	5,004	31,196
Cemex SAB de CV Series CPO*	244,974	286,925
Fomento Economico Mexicano SAB de CV Series UBD ADR	46,625	449,976
Grupo Bimbo SAB de CV Series A	51,282	157,404
Grupo Financiero Banorte SAB de CV Class O	49,040	342,082
Grupo Financiero Inbursa SAB de CV Class O	47,591	134,192
Grupo Mexico SAB de CV Series B	84,651	279,409
Grupo Televisa SAB Series CPO	56,074	336,945
Industrias Penoles SAB de CV	3,523	87,201
Wal-Mart de Mexico SAB de CV Series V	122,630	320,780

Total Mexico		3,317,013

Investments	Shares	Value

Nigeria - 10.6%
Guaranty Trust Bank PLC	4,809,692	$812,491
Nigerian Breweries PLC	592,066	621,493
Zenith Bank PLC	5,462,471	935,741

Total Nigeria		2,369,725
Oman - 1.3%
Bank Muscat SAOG	182,335	301,208
Philippines - 1.3%
Philippine Long Distance Telephone Co.	2,325	139,660
SM Investments Corp.	9,993	160,086

Total Philippines		299,746
Poland - 4.2%
Bank Pekao SA	4,132	245,802
PGE SA	19,176	103,460
Polskie Gornictwo Naftowe i Gazownictwo SA	32,056	54,711
Powszechna Kasa Oszczednosci Bank Polski SA	23,452	306,377
Powszechny Zaklad Ubezpieczen SA	1,535	228,384

Total Poland		938,734
Qatar - 16.2%
Barwa Real Estate Co.	13,928	113,979
Gulf International Services QSC	5,170	86,604
Industries Qatar QSC	24,712	1,146,192
Ooredoo QSC	13,642	513,987
Qatar Fuel Co.	3,065	239,123
Qatar Gas Transport Co. (Nakilat)	26,682	148,376
Qatar National Bank	29,101	1,374,536

Total Qatar		3,622,797
South Africa - 15.5%
Barclays Africa Group, Ltd.	8,844	111,671
FirstRand, Ltd.	77,651	266,084
Kumba Iron Ore, Ltd.	1,596	67,574
MTN Group, Ltd.	39,604	820,610
Naspers, Ltd. N Shares	7,650	800,523
Sasol, Ltd.	14,229	698,969
Shoprite Holdings, Ltd.	11,967	187,382
Standard Bank Group, Ltd.	32,785	405,111
Vodacom Group, Ltd.	9,022	114,565

Total South Africa		3,472,489
Sri Lanka - 1.4%
John Keells Holdings PLC	173,800	302,024
Thailand - 5.6%
Advanced Info Service PCL NVDR	32,100	194,886
Bangkok Bank PCL NVDR	13,420	72,695
CP ALL PCL NVDR	117,100	149,671
Kasikornbank PCL NVDR	32,400	153,816
PTT Exploration & Production PCL NVDR	37,700	191,024
PTT Global Chemical PCL NVDR	43,900	105,542
PTT PCL NVDR	22,800	198,442
Siam Commercial Bank PCL NVDR	42,300	184,725

Total Thailand		1,250,801
Turkey - 3.7%
Akbank TAS	43,806	136,607
Haci Omer Sabanci Holding AS	20,174	81,128
KOC Holding AS	21,795	89,270
Turk Telekomunikasyon AS	18,138	50,315
Turkcell Iletisim Hizmetleri AS*	22,403	118,350
Turkiye Garanti Bankasi AS	55,646	180,264
Turkiye Halk Bankasi AS	15,631	88,395
Turkiye Is Bankasi Class C	35,763	77,402

Total Turkey		821,731

See Notes to Schedules of Investments.

Schedule of Investments (continued)

EGShares Beyond BRICs ETF

December 31, 2013 (Unaudited)

Investments	Shares	Value

United Arab Emirates - 0.3%
First Gulf Bank PJSC	13,599	$69,606
Vietnam - 0.2%
HAGL JSC	57,000	55,392

TOTAL COMMON STOCKS
(Cost: $22,461,018)		22,541,437

RIGHTS - 0.0%**
Malaysia - 0.0%**
IOI Corp. Bhd, expiring 2/28/14*
(Cost: $3,530)	15,417	3,530

TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $22,464,548)		22,544,967

Liabilities in Excess of Other Assets - (0.7)%		(159,271)
Net Assets- 100.0%		$22,385,696

*	Non-income producing security
**	Less than 0.05%

blank

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Beyond BRICs ETF

December 31, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$1,738,928	7.8%
Consumer Staples	2,477,669	11.1
Energy	2,013,148	9.0
Financials	8,393,483	37.5
Health Care	58,687	0.2
Industrials	2,163,340	9.6
Materials	1,095,483	4.9
Telecommunication Services	3,694,058	16.5
Utilities	910,171	4.1

Total Investments	22,544,967	100.7
Liabilities in Excess of Other Assets	(159,271)	(0.7)

Net Assets	$22,385,696	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Brazil Infrastructure ETF

December 31, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 102.5%
Basic Materials - 15.7%
Companhia Siderurgica Nacional SA	500,801	$3,052,461
Gerdau SA	337,661	2,624,861
Vale SA	171,589	2,597,199

Total Basic Materials		8,274,521
Consumer Services - 3.2%
Localiza Rent a Car SA	120,045	1,693,376
Financials - 10.8%
BR Malls Participacoes SA	301,645	2,179,950
BR Properties SA	163,422	1,288,396
Multiplan Empreendimentos Imobiliarios SA	105,483	2,231,049

Total Financials		5,699,395
Industrials - 24.5%
All America Latina Logistica	372,236	1,035,019
CCR SA	344,603	2,595,569
Ecorodovias Infraestrutura e Logistica SA	163,245	1,024,065
Embraer SA	395,456	3,166,330
JSL SA	54,355	367,704
Marcopolo SA Preference Shares	599,226	1,295,349
Randon SA Implementos e Participacoes Preference Shares	143,444	698,600
Santos Brasil Participacoes SA	35,053	281,405
WEG SA	187,760	2,479,857

Total Industrials		12,943,898
Telecommunications - 13.2%
Oi SA Preference Shares	972,504	1,479,830
Telefonica Brasil SA	137,785	2,618,163
Tim Participacoes SA	551,144	2,880,409

Total Telecommunications		6,978,402
Utilities - 35.1%
AES Tiete SA	105,893	798,939
Companhia de Gas de Sao Paulo Preference Shares Class A	78,388	1,935,404
Companhia de Saneamento Basico do Estado de Sao Paulo	271,881	3,049,262
Companhia de Saneamento de Minas Gerais	54,457	858,663
Companhia Energetica de Minas Gerais	87,463	526,427
Companhia Energetica de Minas Gerais Preference Shares	26,908	159,790
Companhia Energetica de Sao Paulo Preference Shares Class B	218,427	2,075,716
CPFL Energia SA	335,459	2,714,385
Tractebel Energia SA	115,217	1,755,176
Transmissora Alianca de Energia Eletrica SA	274,339	2,116,338
Ultrapar Participacoes SA	106,681	2,529,957

Total Utilities		18,520,057

TOTAL INVESTMENTS IN SECURITIES - 102.5%
(Cost: $54,910,073)		54,109,649
Liabilities in Excess of Other Assets - (2.5)%		(1,320,633)
Net Assets- 100.0%		$52,789,016

blank

See Notes to Schedules of Investments.

Schedule of Investments

EGShares China Infrastructure ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 101.2%
Basic Materials - 10.3%
Aluminum Corp. of China, Ltd. Class H*	1,122,504	$390,877
Angang Steel Co., Ltd. Class H*	311,698	231,550
Jiangxi Copper Co., Ltd. Class H	231,466	417,930

Total Basic Materials		1,040,357
Financials - 10.3%
Agile Property Holdings, Ltd.	75,438	80,850
Country Garden Holdings Co., Ltd.	260,864	157,452
Evergrande Real Estate Group, Ltd.	348,901	133,193
Greentown China Holdings, Ltd.	35,901	54,821
Guangzhou R&F Properties Co., Ltd. Class H	174,833	255,697
Longfor Properties Co., Ltd.	66,392	92,818
Shimao Property Holdings, Ltd.	75,731	174,048
Soho China, Ltd.	106,846	92,050

Total Financials		1,040,929
Industrials - 42.6%
Anhui Conch Cement Co., Ltd. Class H	143,571	532,344
China Communications Construction Co., Ltd. Class H	569,954	459,418
China National Building Material Co., Ltd. Class H	331,943	357,041
China Railway Construction Corp., Ltd. Class H	487,734	485,611
China Railway Group, Ltd. Class H	889,166	458,702
CSR Corp., Ltd. Class H	636,907	522,422
Jiangsu Expressway Co., Ltd. Class H	255,153	313,604
Shanghai Electric Group Co., Ltd. Class H	957,011	348,060
Weichai Power Co., Ltd. Class H	104,821	422,461
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	443,751	414,349

Total Industrials		4,314,012
Oil & Gas - 14.4%
China Gas Holdings, Ltd.	129,679	190,662
China Longyuan Power Group Corp. Class H	467,386	602,184
China Oilfield Services, Ltd. Class H	214,879	666,495

Total Oil & Gas		1,459,341
Technology - 2.6%
China Communications Services Corp., Ltd. Class H	418,223	258,903
Telecommunications - 9.0%
China Telecom Corp., Ltd. Class H	974,027	492,431
China Unicom Hong Kong, Ltd.	277,900	415,752

Total Telecommunications		908,183
Utilities - 12.0%
Datang International Power Generation Co., Ltd. Class H	1,030,169	475,642
ENN Energy Holdings, Ltd.	47,869	354,059
Huaneng Power International, Inc. Class H	429,873	388,639

Total Utilities		1,218,340

TOTAL INVESTMENTS IN SECURITIES - 101.2%
(Cost: $11,418,161)		10,240,065

Liabilities in Excess of Other Assets - (1.2)%		(124,376)
Net Assets- 100.0%		$10,115,689

*	Non-income producing security
See Notes to Schedules of Investments.

Schedule of Investments

EGShares EM Dividend High Income ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.9%
Brazil - 21.5%
AES Tiete SA	6,556	$53,048
Banco do Brasil SA	6,054	62,612
Cia de Transmissao de Energia Eletrica Paulista	5,686	64,880
Companhia Energetica de Minas Gerais	7,200	43,336
Companhia Energetica de Minas Gerais Preference Shares	2,215	13,153
EDP-Energias do Brasil SA	12,689	61,045
Light SA	7,312	68,556
Oi SA	35,992	54,768
Telefonica Brasil SA	3,818	72,549
Tractebel Energia SA	4,059	61,834
Vale SA	4,486	62,234

Total Brazil		618,015
China - 16.3%
Anhui Expressway Co., Ltd. Class H	109,520	60,736
Bank of China, Ltd. Class H	138,796	63,905
Beijing Capital Land, Ltd. Class H	142,259	48,436
Bosideng International Holdings, Ltd.	352,734	66,419
China Shanshui Cement Group, Ltd.	128,209	55,062
Tianneng Power International, Ltd.	143,786	52,851
Yanzhou Coal Mining Co., Ltd. Class H	66,647	60,856
Zijin Mining Group Co., Ltd. Class H	277,288	59,365

Total China		467,630
Colombia - 1.8%
Ecopetrol SA	27,658	52,968
Czech Republic - 2.1%
CEZ AS	2,368	61,630
Egypt - 2.6%
Telecom Egypt Co.	35,573	75,154
Hungary - 1.9%
Magyar Telekom Telecommunications PLC	37,822	55,086
Indonesia - 1.7%
PT Harum Energy Tbk	212,458	48,008
Pakistan - 8.1%
Fauji Fertilizer Co., Ltd.	54,400	57,898
National Bank of Pakistan	107,400	59,277
Pakistan Oilfields, Ltd.	12,400	58,668
The Hub Power Co., Ltd.	101,500	58,587

Total Pakistan		234,430
Poland - 2.1%
PGE SA	11,202	60,438
Russia - 2.4%
MMC Norilsk Nickel OJSC ADR	4,176	69,405
South Africa - 19.6%
African Bank Investments, Ltd.	53,203	61,210
Capital Property Fund	65,568	66,671
Emira Property Fund	43,579	59,499
Fountainhead Property Trust	82,807	58,506
JD Group, Ltd.	19,001	52,628
Kumba Iron Ore, Ltd.	1,703	72,104
Lewis Group, Ltd.	9,598	64,972
SA Corporate Real Estate Fund	161,611	61,566
Vodacom Group, Ltd.	5,272	66,946

Total South Africa		564,102
Thailand - 6.6%
Banpu PCL NVDR	63,800	58,733
Delta Electronics Thailand PCL NVDR	45,700	74,405
Thai Vegetable Oil PCL NVDR	101,400	57,088

Total Thailand		190,226

Investments	Shares	Value

Turkey - 13.2%
Aksa Akrilik Kimya Sanayii AS	15,330	$57,224
Aygaz AS	14,178	54,112
Ford Otomotiv Sanayi AS	4,808	50,799
Tofas Turk Otomobil Fabrikasi AS	9,886	61,658
Tupras-Turkiye Petrol Rafinerileri AS	2,637	52,654
Turk Telekomunikasyon AS	16,841	46,717
Turk Traktor ve Ziraat Makineleri AS	1,929	55,217

Total Turkey		378,381
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $3,025,813)		2,875,473
Other Assets in Excess of Liabilities - 0.1%		1,928
Net Assets - 100.0%		$2,877,401

blank

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares EM Dividend High Income ETF

December 31, 2013 (Unaudited)

Summary by Industry	Value	% of Net Assets
Basic Materials	$545,827	19.0%
Consumer Goods	288,814	10.0
Consumer Services	117,600	4.1
Financials	541,682	18.8
Industrials	245,420	8.5
Oil & Gas	164,291	5.7
Telecommunications	371,220	12.9
Utilities	600,619	20.9
Total Investments	2,875,473	99.9
Other Assets in Excess of Liabilities	1,928	0.1
Net Assets	$2,877,401	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.7%
Brazil - 15.2%
AMBEV SA ADR	14,967,849	$110,013,690
BRF SA ADR	2,613,396	54,541,574
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	714,464	31,915,107

Total Brazil		196,470,371
Chile - 7.0%
Cencosud SA	6,294,755	22,670,462
Latam Airlines Group SA ADR	1,725,075	28,135,973
S.A.C.I. Falabella	4,423,744	39,678,572

Total Chile		90,485,007
China - 16.0%
Belle International Holdings, Ltd.	23,304,450	26,959,976
China Mengniu Dairy Co., Ltd.	7,225,344	34,292,137
Ctrip.com International, Ltd. ADR*	646,282	32,068,513
Dongfeng Motor Group Co., Ltd. Class H	15,325,801	23,995,515
Hengan International Group Co., Ltd.	3,569,830	42,172,681
Want Want China Holdings, Ltd.	32,864,223	47,471,133

Total China		206,959,955
Colombia - 1.6%
Grupo Nutresa SA	1,518,073	20,775,285
India - 6.0%
Hindustan Unilever, Ltd.	3,550,097	32,751,804
ITC, Ltd.	8,720,891	45,377,395

Total India		78,129,199
Indonesia - 3.9%
PT Astra International Tbk	90,374,795	50,497,009
Malaysia - 6.6%
Genting Bhd	11,055,720	34,630,343
Genting Malaysia Bhd	16,645,280	22,258,075
IOI Corp. Bhd	15,074,120	21,675,807
IOI Properties Group Sdn Bhd*	7,331,460	7,386,298

Total Malaysia		85,950,523
Mexico - 17.1%
Fomento Economico Mexicano SAB de CV Series UBD ADR	7,655,768	73,885,470
Grupo Bimbo SAB de CV Series A	11,842,719	36,349,687
Grupo Televisa SAB Series CPO	8,733,791	52,480,834
Wal-Mart de Mexico SAB de CV Series V	22,086,263	57,774,048

Total Mexico		220,490,039
Russia - 6.0%
Magnit OJSC GDR	1,164,026	77,058,521
South Africa - 19.1%
Naspers, Ltd. N Shares	1,284,877	134,454,044
Shoprite Holdings, Ltd.	1,935,147	30,300,905
Steinhoff International Holdings, Ltd.	9,165,907	39,494,678
Tiger Brands, Ltd.	969,041	24,696,610
Truworths International, Ltd.	2,515,459	18,435,292

Total South Africa		247,381,529
Thailand - 2.2%
CP ALL PCL	22,418,900	28,654,711
TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $1,271,878,047)		1,302,852,149
Liabilities in Excess of Other Assets - (0.7)%		(9,682,489)
Net Assets- 100.0%		$1,293,169,660

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

blank

*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Consumer ETF

December 31, 2013 (Unaudited)

Summary by Industry	Value	% of Net Assets
Consumer Goods	$692,336,750	53.5%
Consumer Services	610,515,399	47.2
Total Investments	1,302,852,149	100.7
Liabilities in Excess of Other Assets	(9,682,489)	(0.7)
Net Assets	$1,293,169,660	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.7%
Brazil - 9.4%
AMBEV SA ADR	6,180	$45,423
Banco Bradesco SA Preference Shares ADR	3,107	38,931
BRF SA ADR	1,855	38,714
Cia Energética de Minas Gerais ADR	4,482	34,915
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,074	47,975
Embraer SA ADR	1,688	54,320
Itau Unibanco Holding SA Preference Shares ADR	3,205	43,492
Petroleo Brasileiro SA ADR	3,122	43,021
Vale SA ADR	2,498	38,094

Total Brazil		384,885
Chile - 5.2%
Cencosud SA	10,502	37,823
Empresa Nacional de Electricidad SA ADR	1,046	46,631
Enersis SA ADR	2,944	44,131
Latam Airlines Group SA ADR	2,600	42,406
S.A.C.I. Falabella	4,782	42,892

Total Chile		213,883
China - 18.2%
AAC Technologies Holdings, Inc.	5,304	25,754
Baidu, Inc. ADR*	117	20,812
Bank of China, Ltd. Class H	47,812	22,014
China Communications Construction Co., Ltd. Class H	20,000	16,121
China Construction Bank Corp. Class H	26,980	20,356
China Everbright International, Ltd.	19,142	25,625
China Life Insurance Co., Ltd. Class H ADR	460	21,735
China Merchants Holdings International Co., Ltd.	6,335	23,122
China Mobile, Ltd. ADR	378	19,766
China Overseas Land & Investment, Ltd.	7,706	21,666
China Pacific Insurance Group Co., Ltd. Class H	6,290	24,661
China Resources Enterprise, Ltd.	6,252	20,763
China Resources Land, Ltd.	8,604	21,327
China Unicom Hong Kong, Ltd. ADR	1,148	17,289
CNOOC, Ltd.	8,140	15,138
Cosco Pacific, Ltd.	14,068	19,305
Country Garden Holdings Co., Ltd.	25,445	15,358
Ctrip.com International, Ltd. ADR*	336	16,672
Digital China Holdings, Ltd.	10,934	12,889
Dongfeng Motor Group Co., Ltd. Class H	15,862	24,835
GCL-Poly Energy Holdings, Ltd.*	98,174	30,388
Haier Electronics Group Co., Ltd.	9,535	27,669
Hanergy Solar Group, Ltd.* #	143,271	14,782
Hengan International Group Co., Ltd.	1,552	18,335
Industrial and Commercial Bank of China, Ltd. Class H	31,078	21,002
Lenovo Group, Ltd.	22,030	26,792
Mindray Medical International, Ltd. ADR	566	20,580
NetEase, Inc. ADR	348	27,353
New Oriental Education & Technology Group, Ltd. ADR	743	23,404
PICC Property & Casualty Co., Ltd. Class H	17,327	25,699
Ping An Insurance Group Co. of China, Ltd. Class H	2,620	23,467
Semiconductor Manufacturing International Corp.*	241,820	19,024
Sinopharm Group Co. Class H	6,192	17,768
Tencent Holdings, Ltd.	335	21,369
ZTE Corp. Class H*	12,210	24,251

Total China		747,091

Investments	Shares	Value

Colombia - 1.2%
Grupo de Inversiones Suramericana SA	2,720	$47,445
Czech Republic - 1.2%
CEZ AS	1,882	48,981
Hungary - 1.6%
Richter Gedeon Nyrt	3,160	64,478
India - 14.7%
Dr Reddy's Laboratories, Ltd.	1,295	53,065
Hindustan Unilever, Ltd.	5,092	46,977
Infosys, Ltd. ADR	896	50,714
ITC, Ltd.	7,432	38,671
Mahindra & Mahindra, Ltd.	2,434	37,154
NTPC, Ltd.	21,156	46,857
Reliance Industries, Ltd.	2,424	35,082
Sun Pharmaceutical Industries, Ltd.	5,672	52,034
Tata Consultancy Services, Ltd.	1,444	50,706
Tata Motors, Ltd. ADR	1,804	55,563
Titan Co., Ltd.	8,468	31,419
Wipro, Ltd.	6,638	60,011
Zee Entertainment Enterprises, Ltd.	10,342	46,247

Total India		604,500
Indonesia - 3.0%
PT Astra International Tbk	74,786	41,787
PT Telekomunikasi Indonesia Persero Tbk ADR	1,252	44,884
PT Unilever Indonesia Tbk	16,659	35,590

Total Indonesia		122,261
Malaysia - 5.5%
Genting Bhd	17,000	53,250
Genting Malaysia Bhd	45,600	60,977
Sime Darby Bhd	16,800	48,828
Tenaga Nasional Bhd	17,600	61,147

Total Malaysia		224,202
Mexico - 10.5%
Alfa, SAB de CV Class A	16,239	45,405
America Movil SAB de CV Series L ADR	2,616	61,136
Cemex SAB de CV Series CPO*	39,720	46,522
Fomento Economico Mexicano SAB de CV ADR	518	50,697
Grupo Aeroportuario del Sureste SAB de CV Class B	3,985	49,668
Grupo Bimbo SAB de CV Series A	12,728	39,067
Grupo Televisa SAB ADR	2,068	62,578
Kimberly-Clark de Mexico, SAB de CV Class A	11,962	33,866
Wal-Mart de Mexico SAB de CV Series V	16,194	42,361

Total Mexico		431,300
Philippines - 3.3%
Ayala Land, Inc.	78,400	43,720
Jollibee Foods Corp.	12,110	47,231
SM Investments Corp.	2,690	43,093

Total Philippines		134,044
Poland - 1.4%
Powszechny Zaklad Ubezpieczen SA	388	57,728
Russia - 7.1%
Gazprom OAO ADR	5,448	46,581
LUKOIL OAO ADR	802	50,085
Magnit OJSC GDR	861	56,998
MMC Norilsk Nickel OJSC ADR	3,032	50,392
Sberbank of Russia ADR	3,918	49,288
Uralkali OJSC GDR	1,432	38,091

Total Russia		291,435

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (continued)

EGShares Emerging Markets Core ETF

December 31, 2013 (Unaudited)

Investments	Shares	Value

South Africa - 14.9%
AngloGold Ashanti, Ltd. ADR	1,876	$21,987
Aspen Pharmacare Holdings, Ltd.	1,798	46,130
Bidvest Group, Ltd.	1,306	33,461
FirstRand, Ltd.	12,456	42,682
Impala Platinum Holdings, Ltd.	3,485	40,927
Imperial Holdings, Ltd.	1,482	28,669
Life Healthcare Group Holdings, Ltd.	9,614	38,424
MTN Group, Ltd.	1,744	36,136
Naspers, Ltd. N Shares	395	41,334
Netcare, Ltd.	15,250	37,886
Remgro, Ltd.	1,832	36,351
Sanlam, Ltd.	6,978	35,471
Sasol, Ltd. ADR	772	38,175
Shoprite Holdings, Ltd.	1,706	26,713
Steinhoff International Holdings, Ltd.	11,642	50,164
Tiger Brands, Ltd.	1,022	26,046
Woolworths Holdings, Ltd.	4,468	31,845

Total South Africa		612,401
Thailand - 1.5%
Advanced Info Service PCL NVDR	5,000	30,356
BEC World PCL NVDR	21,000	32,273

Total Thailand		62,629
Turkey - 2.0%
Arcelik AS	8,462	47,853
Haci Omer Sabanci Holding AS	8,510	34,222

Total Turkey		82,075
TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $4,100,858)		4,129,338
Liabilities in Excess of Other Assets - (0.7)%		(29,627)
Net Assets - 100.0%		$4,099,711

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
#	Fair valued security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Core ETF

December 31, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$803,816	19.6%
Consumer Staples	606,019	14.8
Energy	228,082	5.6
Financials	646,615	15.8
Health Care	330,364	8.0
Industrials	401,354	9.8
Information Technology	384,846	9.4
Materials	236,013	5.7
Telecommunication Services	209,567	5.1
Utilities	282,662	6.9
Total Investments	4,129,338	100.7
Liabilities in Excess of Other Assets	(29,627)	(0.7)
Net Assets	$4,099,711	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Emerging Markets Dividend Growth ETF

December 31, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.0%
Brazil - 15.6%
AMBEV SA ADR	6,980	$51,303
Banco do Brasil SA	4,755	49,177
CCR SA	6,217	46,827
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,358	26,740
Cia Energética de Minas Gerais ADR	3,732	29,072
Itau Unibanco Holding SA Preference Shares ADR	3,812	51,729
Ultrapar Participacoes SA ADR	2,122	50,185

Total Brazil		305,033
Chile - 2.7%
Empresa Nacional de Electricidad SA ADR	792	35,307
Sociedad Quimica y Minera de Chile SA ADR	650	16,822

Total Chile		52,129
China - 21.1%
Bank of China, Ltd. Class H	124,826	57,473
China Construction Bank Corp. Class H	65,110	49,124
China Mobile, Ltd.	4,934	51,162
China Overseas Land & Investment, Ltd.	16,623	46,736
China Petroleum & Chemical Corp. Class H	70,684	57,705
China Shenhua Energy Co., Ltd. Class H	15,623	49,264
CNOOC, Ltd.	24,431	45,435
Industrial and Commercial Bank of China, Ltd. Class H	81,902	55,349

Total China		412,248
India - 1.5%
Mahindra & Mahindra, Ltd. GDR	2,084	29,176
Indonesia - 9.5%
PT Astra International Tbk	91,311	51,020
PT Bank Rakyat Indonesia Persero Tbk	87,642	52,211
PT Gudang Garam Tbk	3,978	13,728
PT Perusahaan Gas Negara Persero Tbk	72,736	26,746
PT Semen Indonesia Persero Tbk	21,186	24,633
PT United Tractors Tbk	11,080	17,298

Total Indonesia		185,636
Malaysia - 9.1%
Genting Malaysia Bhd	20,600	27,546
IOI Corp. Bhd	26,400	37,962
IOI Properties Group Sdn Bhd*	8,800	8,866
Kuala Lumpur Kepong Bhd	4,800	36,489
Sime Darby Bhd	16,600	48,247
YTL Corp. Bhd	38,200	18,893

Total Malaysia		178,003
Mexico - 6.8%
America Movil SAB de CV Series L ADR	2,490	58,191
Grupo Aeroportuario del Sureste SAB de CV Class B	1,566	19,518
Industrias Penoles SAB de CV	900	22,277
Mexichem SAB de CV	7,800	32,017

Total Mexico		132,003
Peru - 0.6%
Cia de Minas Buenaventura SAA ADR	1,042	11,691
Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	15,060	18,510
Russia - 7.9%
Gazprom OAO ADR	5,835	49,889
LUKOIL OAO ADR	904	56,455
Rosneft OAO OJSC GDR	6,443	49,064

Total Russia		155,408

Investments	Shares	Value

South Africa - 18.4%
Gold Fields, Ltd.	5,324	$16,719
MTN Group, Ltd.	2,830	58,639
Remgro, Ltd.	2,822	55,994
Sasol, Ltd.	1,168	57,376
Shoprite Holdings, Ltd.	3,468	54,303
Standard Bank Group, Ltd.	4,602	56,865
Tiger Brands, Ltd.	1,376	35,068
Truworths International, Ltd.	3,288	24,097

Total South Africa		359,061
Thailand - 5.9%
Advanced Info Service PCL NVDR	7,798	47,343
Charoen Pokphand Foods PCL NVDR	20,730	20,188
PTT Exploration & Production PCL NVDR	9,400	47,629

Total Thailand		115,160

TOTAL COMMON STOCKS
(Cost: $2,004,783)		1,954,058

RIGHTS - 0.1%
Malaysia - 0.1%
IOI Corp. Bhd, expiring 2/28/14*
(Cost: $1,007)	4,400	1,007
TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost: $2,005,790)		1,955,065
Liabilities in Excess of Other Assets - (0.1)%		(2,621)
Net Assets- 100.0%		$1,952,444

* Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

blank

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Emerging Markets Dividend Growth ETF

December 31, 2013 (Unaudited)

Summary by Industry	Value	% of Net Assets
Basic Materials	$148,790	7.6%
Consumer Goods	255,631	13.1
Consumer Services	105,946	5.4
Financials	418,664	21.5
Industrials	260,203	13.3
Oil & Gas	363,553	18.6
Telecommunications	215,335	11.0
Utilities	186,943	9.6
Total Investments	1,955,065	100.1
Liabilities in Excess of Other Assets	(2,621)	(0.1)
Net Assets	$1,952,444	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Domestic Demand ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.7%
Brazil - 8.4%
BRF SA ADR	7,101	$148,198
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,908	32,977
Cia Energética de Minas Gerais ADR	735	5,725
Telefonica Brasil SA Preference Shares ADR	9,698	186,396

Total Brazil		373,296
Chile - 1.6%
Enersis SA ADR	4,762	71,382
China - 24.9%
BYD Co., Ltd. Class H*	25,550	125,217
China Longyuan Power Group Corp. Class H	59,896	77,171
China Telecom Corp., Ltd. Class H	428,826	216,798
Ctrip.com International, Ltd. ADR*	133	6,599
Dongfeng Motor Group Co., Ltd. Class H	77,219	120,901
ENN Energy Holdings, Ltd.	6,357	47,019
Great Wall Motor Co., Ltd. Class H	31,160	172,000
Guangzhou Automobile Group Co., Ltd. Class H	60,786	66,479
Hengan International Group Co., Ltd.	5,806	68,590
Huaneng Power International, Inc. Class H	96,971	87,669
Sinopharm Group Co. Class H	20,313	58,290
Want Want China Holdings, Ltd.	44,822	64,743

Total China		1,111,476
India - 10.2%
Bajaj Auto, Ltd.	1,107	34,198
Cipla, Ltd.	3,855	24,979
Dr Reddy's Laboratories, Ltd.	1,045	42,821
Hero MotoCorp, Ltd.	577	19,359
Mahindra & Mahindra, Ltd.	3,849	58,754
NTPC, Ltd.	11,176	24,753
Sun Pharmaceutical Industries, Ltd.	9,890	90,730
Tata Motors, Ltd. ADR	5,126	157,881

Total India		453,475
Indonesia - 4.9%
PT Astra International Tbk	167,160	93,401
PT Kalbe Farma Tbk	163,430	16,786
PT Perusahaan Gas Negara Persero Tbk	97,098	35,704
PT Telekomunikasi Indonesia Persero Tbk ADR	2,080	74,568

Total Indonesia		220,459
Malaysia - 2.9%
Genting Bhd	21,200	66,406
Tenaga Nasional Bhd	18,400	63,927

Total Malaysia		130,333
Mexico - 19.0%
America Movil SAB de CV Series L ADR	10,728	250,713
Arca Continental SAB de CV	6,370	39,712
Coca-Cola Femsa SAB de CV ADR	534	65,025
Fomento Economico Mexicano SAB de CV ADR	1,493	146,120
Grupo Televisa SAB ADR	5,096	154,205
Kimberly-Clark de Mexico SAB de CV Class A	25,609	72,503
Wal-Mart de Mexico SAB de CV Series V	45,011	117,741

Total Mexico		846,019

Investments	Shares	Value

Philippines - 1.3%
Philippine Long Distance Telephone Co. ADR	933	$56,055
Poland - 0.7%
PGE SA	5,937	32,032
Russia - 10.5%
Magnit OJSC GDR	2,442	161,660
Mobile TeleSystems ADR	8,460	182,990
Sistema JSFC GDR	3,867	124,208

Total Russia		468,858
South Africa - 13.4%
Aspen Pharmacare Holdings, Ltd.	2,468	63,320
MTN Group, Ltd.	11,198	232,027
Naspers, Ltd. N Shares	2,284	239,006
Shoprite Holdings, Ltd.	4,030	63,103

Total South Africa		597,456
Thailand - 2.1%
Advanced Info Service PCL NVDR	12,800	77,711
Bangkok Dusit Medical Services PCL NVDR	5,100	18,236

Total Thailand		95,947
Turkey - 0.8%
BIM Birlesik Magazalar AS	1,707	34,482
TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $4,164,683)		4,491,270
Liabilities in Excess of Other Assets - (0.7)%		(30,077)

Net Assets- 100.0%		$4,461,193

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Domestic Demand ETF

December 31, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$1,314,406	29.5%
Consumer Staples	981,877	22.0
Health Care	315,162	7.1
Telecommunication Services	1,401,466	31.4
Utilities	478,359	10.7
Total Investments	4,491,270	100.7
Liabilities in Excess of Other Assets	(30,077)	(0.7)
Net Assets	$4,461,193	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.8%
Consumer Goods - 69.7%
Apollo Tyres, Ltd.	56,202	$97,403
Arvind, Ltd.	33,000	72,957
Bajaj Auto, Ltd.	6,170	190,606
Emami, Ltd.	11,099	85,062
Exide Industries, Ltd.	80,406	160,019
GlaxoSmithKline Consumer Healthcare, Ltd.	2,598	186,510
Godrej Consumer Products, Ltd.	15,403	213,607
Hero MotoCorp, Ltd.	6,570	220,431
Hindustan Unilever, Ltd.	21,169	195,297
ITC, Ltd.	41,236	214,563
McLeod Russel India, Ltd.	10,419	54,171
Motherson Sumi Systems, Ltd.	63,888	188,498
MRF, Ltd.	509	159,348
Nestle India, Ltd.	2,241	191,629
Tata Global Beverages, Ltd.	78,349	203,235
Titan Industries, Ltd.	53,820	199,688
TTK Prestige, Ltd.	649	36,504
United Breweries, Ltd.	13,623	170,389
United Spirits, Ltd.	5,578	235,236
Videocon Industries, Ltd.	13,951	38,872

Total Consumer Goods		3,114,025
Consumer Services - 16.9%
Dish TV India, Ltd.*	79,589	78,039
Hathway Cable & Datacom, Ltd.*	10,384	47,635
Indian Hotels Co., Ltd.	103,714	103,538
Jubilant Foodworks, Ltd.*	6,685	137,477
Sun TV Network, Ltd.	16,407	100,874
TV18 Broadcast, Ltd.*	107,840	41,581
Zee Entertainment Enterprises, Ltd.	55,378	247,636

Total Consumer Services		756,780
Industrials - 13.2%
Bharat Forge, Ltd.	25,984	137,807
Mahindra & Mahindra, Ltd.	14,950	228,208
Tata Motors, Ltd.	36,669	223,138

Total Industrials		589,153

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $3,939,630)		4,459,958

Other Assets in Excess of Liabilities - 0.2%		8,259
Net Assets- 100.0%		$4,468,217

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 112.3%
Basic Materials - 13.7%
NMDC, Ltd.	409,381	$939,150
Tata Steel, Ltd.	192,897	1,322,883

Total Basic Materials		2,262,033
Consumer Goods - 4.4%
Aditya Birla Nuvo, Ltd.	36,202	727,317
Consumer Services - 1.5%
Dish TV India, Ltd.*	253,927	248,980
Financials - 3.1%
Housing Development & Infrastructure, Ltd.*	158,677	137,244
Indiabulls Real Estate, Ltd.	148,621	165,788
Unitech, Ltd.*	823,260	203,636

Total Financials		506,668
Industrials - 46.6%
Adani Ports and Special Economic Zone, Ltd.	317,735	798,254
Ambuja Cements, Ltd.	264,828	782,004
Bharat Heavy Electricals, Ltd.	446,660	1,277,409
Century Textiles & Industries, Ltd.	39,166	198,568
Crompton Greaves, Ltd.	274,683	571,526
Havells India, Ltd.	28,701	366,981
IRB Infrastructure Developers, Ltd.	83,079	124,441
Jaiprakash Associates, Ltd.	910,817	801,778
Larsen & Toubro, Ltd.	59,285	1,025,782
Punj Lloyd, Ltd.*	133,050	61,841
Siemens, Ltd.	66,620	714,236
Sintex Industries, Ltd.	142,466	78,425
Tata Motors, Ltd.	146,113	889,127

Total Industrials		7,690,372
Oil & Gas - 5.1%
GAIL India, Ltd.	152,137	841,913
Telecommunications - 13.3%
Bharti Airtel, Ltd.	135,175	721,713
Idea Cellular, Ltd.	254,486	686,666
Reliance Communications, Ltd.	376,612	791,521

Total Telecommunications		2,199,900
Utilities - 24.6%
National Hydroelectric Power Corp., Ltd.	1,169,682	369,692
NTPC, Ltd.	327,572	725,525
Power Grid Corp. of India, Ltd.	479,558	774,519
Reliance Infrastructure, Ltd.	98,158	675,625
Reliance Power, Ltd.*	517,265	612,138
Tata Power Co., Ltd.	606,488	895,686

Total Utilities		4,053,185

TOTAL INVESTMENTS IN SECURITIES - 112.3%
(Cost: $16,888,783)		18,530,368

Liabilities in Excess of Other Assets - (12.3)%		(2,031,271)
Net Assets- 100.0%		$16,499,097

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.8%
Basic Materials - 6.7%
Nagarjuna Fertilizers & Chemicals, Ltd.* # §	582,385	$9,416
Orissa Minerals Development Co., Ltd.	2,364	83,566
Tata Chemicals, Ltd.	118,695	527,512
UPL, Ltd.	234,910	751,765

Total Basic Materials		1,372,259
Consumer Goods - 20.1%
Aditya Birla Nuvo, Ltd.	37,919	761,813
Apollo Tyres, Ltd.	171,919	297,950
Arvind, Ltd.	104,278	230,539
Bombay Dyeing & Manufacturing Co., Ltd.	77,726	95,438
Delta Corp., Ltd.	60,224	101,258
Exide Industries, Ltd.	255,261	508,005
Godrej Industries, Ltd.	60,754	272,315
McLeod Russel India, Ltd.	40,935	212,831
MRF, Ltd.	1,596	499,646
Raymond, Ltd.	29,204	133,166
Shree Renuka Sugars, Ltd.	338,624	109,490
Tata Global Beverages, Ltd.	294,811	764,731
TTK Prestige, Ltd.	2,092	117,667

Total Consumer Goods		4,104,849
Consumer Services - 4.3%
Dish TV India, Ltd.*	232,830	228,294
Jet Airways India, Ltd.*	10,232	48,286
Jubilant Foodworks, Ltd.*	19,936	409,984
TV18 Broadcast, Ltd.*	473,687	182,644

Total Consumer Services		869,208
Financials - 26.4%
Allahabad Bank	162,268	249,350
Anant Raj, Ltd.*	71,415	72,275
Andhra Bank	158,379	160,543
Bajaj Finserv, Ltd.	32,000	384,228
Federal Bank, Ltd.	478,070	649,612
Housing Development & Infrastructure, Ltd.*	203,428	175,950
IFCI, Ltd.	439,505	182,609
Indiabulls Real Estate, Ltd.	142,181	158,604
Indian Overseas Bank	163,063	135,897
Karnataka Bank, Ltd.	109,076	196,180
Mahindra & Mahindra Financial Services, Ltd.	189,866	984,246
Manappuram Finance, Ltd.	226,317	57,261
Oriental Bank of Commerce	85,909	317,844
Reliance Capital, Ltd.	85,264	498,241
SKS Microfinance, Ltd.*	41,867	128,332
Syndicate Bank	135,455	207,163
The Jammu & Kashmir Bank, Ltd.	15,484	359,570
UCO Bank	166,909	203,729
Unitech, Ltd.*	601,060	148,674
Vijaya Bank, Ltd.	187,188	118,931

Total Financials		5,389,239
Health Care - 11.9%
Apollo Hospitals Enterprise, Ltd.	49,014	749,929
Aurobindo Pharma, Ltd.	105,611	670,666
Biocon, Ltd.	46,513	347,973
Ipca Laboratories, Ltd.	43,733	512,133
Strides Arcolab, Ltd.	26,337	153,368

Total Health Care		2,434,069

Investments	Shares	Value

Industrials - 15.2%
Amara Raja Batteries, Ltd.	59,888	$325,315
Ashok Leyland, Ltd.	1,201,997	335,211
Bharat Forge, Ltd.	73,229	388,372
Century Textiles & Industries, Ltd.	41,871	212,283
Crompton Greaves, Ltd.	257,514	535,802
Educomp Solutions, Ltd.*	38,158	17,427
India Cements, Ltd.	139,866	136,010
IRB Infrastructure Developers, Ltd.	97,425	145,929
IVRCL, Ltd.*	179,397	47,420
Jain Irrigation Systems, Ltd.	199,838	234,552
NCC, Ltd.	105,066	56,478
Pipavav Defence & Offshore Engineering Co., Ltd.*	211,080	150,832
Punj Lloyd, Ltd.*	173,907	80,831
Sintex Industries, Ltd.	144,516	79,553
Voltas, Ltd.	186,258	349,450

Total Industrials		3,095,465
Oil & Gas - 6.3%
Aban Offshore, Ltd.	16,612	104,310
Essar Oil, Ltd.*	700,000	616,199
Hindustan Petroleum Corp., Ltd.	116,065	445,271
Suzlon Energy, Ltd.*	673,586	112,165

Total Oil & Gas		1,277,945
Technology - 1.2%
Hexaware Technologies, Ltd.	116,595	248,345
Telecommunications - 0.2%
Mahanagar Telephone Nigam*	206,922	48,841
Utilities - 8.5%
Adani Power, Ltd.*	200,000	125,940
CESC, Ltd.	38,842	292,532
GMR Infrastructure, Ltd.	697,599	279,694
GVK Power & Infrastructure, Ltd.*	588,999	89,985
Indraprastha Gas, Ltd.	48,335	209,969
Jaiprakash Power Ventures, Ltd.*	402,687	123,042
JSW Energy, Ltd.	200,240	182,743
Lanco Infratech, Ltd.*	547,184	67,674
Petronet LNG, Ltd.	180,461	356,079

Total Utilities		1,727,658

TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost: $23,790,902)		20,567,878
Liabilities in Excess of Other Assets - (0.8)%		(169,833)
Net Assets- 100.0%		$20,398,045

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
#	Fair valued security.
§	Illiquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF

December 31, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 101.2%
China - 3.8%
Nam Tai Electronics, Inc.	455,440	$3,251,842
India - 9.9%
Coal India, Ltd.	554,080	2,597,740
National Hydroelectric Power Corp., Ltd.	8,313,647	2,627,626
Oil India Ltd.	415,947	3,283,934

Total India		8,509,300
Indonesia - 2.6%
PT Bank Bukopin Tbk	43,453,825	2,213,753
Malaysia - 7.0%
DiGi.Com Bhd	1,831,400	2,773,239
Maxis Bhd	1,441,600	3,199,643

Total Malaysia		5,972,882
Mexico - 6.2%
Fibra Uno Administracion SA de CV	634,285	2,025,311
Grupo Aeroportuario del Pacifico SAB de CV ADR	61,534	3,274,839

Total Mexico		5,300,150
Philippines - 6.9%
Aboitiz Power Corp.	3,241,000	2,482,825
Globe Telecom, Inc.	94,130	3,478,245

Total Philippines		5,961,070
Poland - 3.4%
Asseco Poland SA	193,021	2,940,621
Russia - 9.1%
LUKOIL OAO ADR	39,244	2,450,788
Rosneft OAO OJSC GDR	375,317	2,858,039
Uralkali OJSC GDR	95,904	2,551,046

Total Russia		7,859,873
South Africa - 22.0%
Capital Property Fund	3,621,714	3,682,660
Growthpoint Properties, Ltd.	1,311,390	3,040,033
Lewis Group, Ltd.	775,379	5,248,776
Reunert, Ltd.	450,642	2,947,271
Vodacom Group, Ltd.	309,684	3,932,495

Total South Africa		18,851,235
Thailand - 15.4%
Banpu PCL NVDR	3,847,600	3,541,993
BTS Group Holdings PCL NVDR	8,633,400	2,285,776
Cal-Comp Electronics PCL NVDR	31,603,500	2,846,815
Glow Energy PCL NVDR	1,088,914	2,336,228
Tisco Financial Group PCL NVDR	1,858,900	2,177,956

Total Thailand		13,188,768
Turkey - 14.9%
Aksa Akrilik Kimya Sanayii AS	633,984	2,366,559
Aygaz AS	959,633	3,662,551
Konya Cimento Sanayii AS	20,326	2,346,217
Tekfen Holding AS	894,477	2,085,795
Turk Traktor ve Ziraat Makineleri AS	80,713	2,310,379

Total Turkey		12,771,501

TOTAL COMMON STOCKS
(Cost: $91,307,781)		86,820,995

RIGHTS - 0.0%**
Indonesia - 0.0%**
PT Bank Bukopin Tbk, expiring 2/07/14*
(Cost: $0)	14,910,907	1,225

Investments	Shares	Value

WARRANTS - 0.1%
Thailand - 0.1%
BTS Group Holdings PCL NVDR, expiring 11/01/18*
(Cost: $0)	3,219,500	$91,118
TOTAL INVESTMENTS IN SECURITIES - 101.3%
(Cost: $91,307,781)		86,913,338

Liabilities in Excess of Other Assets - (1.3)%		(1,138,980)
Net Assets- 100.0%		$85,774,358

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

**	Less than 0.05%
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Low Volatility Emerging Markets Dividend ETF

December 31, 2013 (Unaudited)

Summary by Industry	Value	% of Net Assets
Basic Materials	$11,057,339	12.9%
Consumer Services	5,248,776	6.1
Financials	17,603,626	20.5
Industrials	16,977,364	19.8
Oil & Gas	8,592,760	10.0
Technology	2,940,621	3.4
Telecommunications	13,383,622	15.6
Utilities	11,109,230	13.0
Total Investments	86,913,338	101.3
Liabilities in Excess of Other Assets	(1,138,980)	(1.3)
Net Assets	$85,774,358	100.0%

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares Beyond BRICs ETF	$ 22,465,288	$ 984,773	$ (905,094)	$ 79,679
EGShares Brazil Infrastructure ETF	57,239,564	5,592,546	(8,722,461)	(3,129,915)
EGShares China Infrastructure ETF	11,472,337	963,128	(2,195,400)	(1,232,272)
EGShares EM Dividend High Income ETF	3,025,813	62,267	(212,607)	(150,340)
EGShares Emerging Markets Consumer ETF	1,274,552,758	119,188,874	(90,889,483)	28,299,391
EGShares Emerging Markets Core ETF	4,107,953	359,143	(337,758)	21,385
EGShares Emerging Markets Dividend Growth ETF	2,005,790	100,818	(151,543)	(50,725)
EGShares Emerging Markets Domestic Demand ETF	4,164,683	438,645	(112,058)	326,587
EGShares India Consumer ETF	3,940,329	658,918	(139,289)	519,629
EGShares India Infrastructure ETF	17,999,313	2,279,914	(1,748,859)	531,055
EGShares India Small Cap ETF	23,974,647	2,141,154	(5,547,923)	(3,406,769)
EGShares Low Volatility Emerging Markets Dividend ETF	91,498,360	1,848,259	(6,433,281)	(4,585,022)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2013 in valuing the ETFs’ assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)		Other Significant Inputs (Level 2)			Significant Unobservable Inputs (Level 3)
Funds	Common Stocks	Rights	Common Stocks	Rights	Warrants	Common Stocks	Total
EGShares Beyond BRICs ETF*	$ 22,510,373	$ 3,530	$ 31,064	$ -	$ -	$ -	$22,544,967
EGShares Brazil Infrastructure ETF**	54,109,649	-	-	-	-	-	54,109,649
EGShares China Infrastructure ETF**	10,240,065	-	-	-	-	-	10,240,065
EGShares EM Dividend High Income ETF*	2,875,473	-	-	-	-	-	2,875,473
EGShares Emerging Markets Consumer ETF*	1,295,465,851	-	7,386,298	-	-	-	1,302,852,149
EGShares Emerging Markets Core ETF*	4,114,556	-	-	-	-	14,782	4,129,338
EGShares Emerging Markets Dividend Growth ETF*	1,945,192	1,007	8,866	-	-	-	1,955,065
EGShares Emerging Markets Domestic Demand ETF*	4,491,270	-	-	-	-	-	4,491,270
EGShares India Consumer ETF**	4,459,958	-	-	-	-	-	4,459,958
EGShares India Infrastructure ETF**	18,530,368	-	-	-	-	-	18,530,368
EGShares India Small Cap ETF**	20,558,462	-	-	-	-	9,416	20,567,878
EGShares Low Volatility Emerging Markets Dividend ETF*	86,820,995	-	-	1,225	91,118	-	86,913,338

* Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.
** Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

During the period ended December 31, 2013, there were no transfers between Level 1 and Level 2. Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended December 31, 2013:

Common Stocks
EGShares Emerging Markets Core ETF	China - Information Technology
Balance as of March 31, 2013	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(3,174)
Purchases	17,956
Sales	-
Transfers into Level 3[1]	-
Transfers out of Level 3[2]	-
Balance as of December 31, 2013	$14,782
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2013 is:	$(3,174)

Common Stocks
EGShares India Small Cap ETF	India - Basic Materials
Balance as of March 31, 2013	$131,907
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(122,491)
Purchases	-
Sales	-
Transfers into Level 3[1]	-
Transfers out of Level 3[2]	-
Balance as of December 31, 2013	$9,416
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2013 is:	$(122,491)

[1]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.
[2]	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board. The significant inputs for the valuation methodology for the EGShares Emerging Markets Core ETF and the EGShares India Small Cap ETF, after consideration of quantitative and fundamental factors, were comparable benchmark performance and for EGShares India Small Cap ETF, an illiquidity discount.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of December 31, 2013 in valuing Level 3 securities:

	Fair Value	Valuation Technique	Unobservable Input	Value of
EGShares				Unobservable
Emerging Markets Core ETF				Inputs
Investments in Securities
Common Stocks		Adjustment to market	Comparable	+ 1.3%
China	$14,782	based on comparable	Benchmark
Information Technology		benchmark performance	performance

	Fair Value	Valuation Technique	Unobservable Input	Value of
EGShares				Unobservable
India Small Cap ETF				Inputs
Investments in Securities
Common Stocks
India	$9,416	Adjustment to market	Illiquidity	88.4%
Basic Materials		based on comparable	Discount
benchmark performance
and illiquidity discount

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	February 24, 2014

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	February 24, 2014

* Print the name and title of each signing officer under his or her signature.